Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 64	$ 61	$ 62